                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /  /  (a)
             or fiscal year ending:  12/31/13 (b)

Is this a transition report? (Y/N)    N
                                    ----

Is this an amendment to a previous filing? (Y/N)    N
                                                  ----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

 1.  A.     Registrant Name: Annuity Investors Variable Account C
     B.     File Number: 811-21095
     C.     Telephone Number: (513) 357-3300

 2.  A.     Street: 301 E. 4/TH/ STREET
     B.     City: Cincinnati   C. State: OH   D. Zip Code: 45202 Zip Ext.:
     E.     Foreign Country:   Foreign Postal Code:

 3.                                                                         N
     Is this the first filing on this form by Registrant? (Y/N)             --

 4.                                                                         N
     Is this the last filing on this form by Registrant? (Y/N)              --

 5.                                                                         N
     Is Registrant a small business investment company (SBIC)? (Y/N)        --
            [if answer is "Y" (Yes) complete only items 89 through 110.]

 6.  Is Registrant a unit investment trust (UIT)? (Y/N) Y
            [if answer is "Y" (Yes) complete only items 111 through 133.]

                                      1

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For period ending   12/31/13
                    ---------                          If filing more than one
File number 811-    21095
                    ---------                          Page 47, "X" box:  [  ]

UNIT INVESTMENT TRUSTS

111.  A. [/]    Depositor Name: ______________________________________________________________

      B. [/]    File Number (If any): ________________________

      C. [/]    City:_________________________   State: ________   Zip Code: _____   Zip Ext.: _____

      [/] Foreign Country: _________________________________       Foreign Postal Code: __________

111.  A. [/]    Depositor Name:

      B. [/]    File Number (If any): ________________________

      C. [/]    City: ________________________   State: ________   Zip Code: _____   Zip Ext.: _____

      [/] Foreign Country: _________________________________       Foreign Postal Code: __________

112.  A. [/]    Sponsor Name:_________________________________________________________________

      B. [/]    File Number (If any): ________________________

      C. [/]    City: __________________________ State: __________ Zip Code: _______ Zip Ext.: _______

        [/]     Foreign Country: _____________________________     Foreign Postal Code: __________

112.  A. [/]    Sponsor Name: ________________________________________________________________

      B. [/]    File Number (If any): ________________________

      C. [/]    City: ________________________   State: ________   Zip Code: _____   Zip Ext.: _____

      [/] Foreign Country: ___________________________________     Foreign Postal Code: __________
113.  A. [/]    Trustee Name: ________________________________________________________________

      B. [/]    City: ________________________   State: ________   Zip Code: _____   Zip Ext.: _____

        [/]     Foreign Country: _____________________________     Foreign Postal Code: __________

113.  A. [/]    Trustee Name: ________________________________________________________________

      B. [/]    City: ________________________   State: ________   Zip Code: _____   Zip Ext.: _____

        [/]     Foreign Country: _____________________________     Foreign Postal Code: __________

114.  A. [/]    Principal Underwriter Name: __________________________________________________

      B. [/]    File Number: 8- ______________________________

      C. [/]    City: ________________________   State: ________   Zip Code: _____   Zip Ext.: _____

        [/]     Foreign Country: _____________________________     Foreign Postal Code: __________

114.  A. [/]    Principal Underwriter Name: __________________________________________________

      B. [/]    File Number: 8- ______________________________

      C. [/]    City: ________________________   State: ________   Zip Code: _____   Zip Ext.: _____

        [/]     Foreign Country: _____________________________     Foreign Postal Code: __________

115.  A. [/]    Independent Public Accountant Name: __________________________________________

      B. [/]    City: ________________________   State: ________   Zip Code: _____   Zip Ext.: _____

        [/]     Foreign Country: _____________________________     Foreign Postal Code: __________

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

For period ending   12/31/13
                    ---------                          If filing more than one
File number 811-    21095
                    ---------                          Page 47, "X" box:  [  ]

115.  A. [/]    Independent Public Accountant Name: __________________________________________

      B. [/]    City: ________________________ State: ________ Zip Code: _____ Zip Ext.: _____

        [/]     Foreign Country:______________________________ Foreign Postal Code: __________

116.      Family of investment companies information:

          A. [/]  Is Registrant part of a family of investment companies? (Y/N)_________        __
                                                                                               Y/N

          B. [/]  Identify the family in 10 letters:

                  ______  ______  ______   ______    _______  _______    _______  __   __  __

                  (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A [/]   Is Registrant a separate account of an insurance company? (Y/N)_______        __
                                                                                               Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the
          Registrant?:

          B. [/]  Variable annuity contracts? (Y/N) ____________________________________        __
                                                                                               Y/N

          C. [/]  Scheduled premium variable life contracts? (Y/N) _____________________        __
                                                                                               Y/N

          D. [/]  Flexible premium variable life contracts? (Y/N) ________________________      __
                                                                                               Y/N

                  Other types of insurance products registered under the Securities Act
          E. [/]  of 1933? (Y/N)__                                                              __
                                                                                               Y/N

118. [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 __

119. [/]  State the number of new series for which registration statements under the
          Securities Act of 1933 became effective during the period __

120. [/]  State the Total value of the portfolio securities on the date of deposit for         $
          the new series included in item 119 ($000's omitted) __                              ----

121. [/]  State the number of series for which a current prospectus was in existence at
          end of the period                                                                    ----

122. [/]  State the number of existing series for which additional units were
          registered under the Securities Act of 1933 during the current period____             __

123. [/]  State the total value of the additional units considered in answering  $
          item 122 ($000's omitted)__                                            --

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
                                                                                 $
          ($000's omitted) _____________________________________________________ --

125. [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
                                                                                 $
          ($000's omitted) _____________________________________________________ --

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

For period ending   12/31/13
                    ---------                          If filing more than one
File number 811-    21095
                    ---------                          Page 47, "X" box:  [  ]

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
      (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series)
                                                                             $0
      ($000's omitted)______________________________________________________ ---

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                         Total
                                                                               Number    Assets    Total Income
                                                                              of Series ($000's    Distribution
                                                                              Investing omitted) ($000's omitted)
                                                                              --------- -------- ----------------
A.                                                                                      $           $
    U.S. Treasury direct issue______________________________________________      -     --------    ----------
B.                                                                                      $           $
    U.S. Government Agency__________________________________________________      -     --------    ----------
C.                                                                                      $           $
    State and municipal tax-free____________________________________________      -     --------    ----------
D.                                                                                      $           $
    Public utility debt_____________________________________________________      -     --------    ----------
E.                                                                                      $           $
    Brokers or dealers debt or debt of brokers' or dealers' parent__________      -     --------    ----------
F.                                                                                      $           $
    All other corporate intermed. & long-term debt__________________________      -     --------    ----------
G.                                                                                      $           $
    All other corporate short- term debt____________________________________      -     --------    ----------
H.                                                                                      $           $
    Equity securities of brokers or dealers or parents of brokers or dealers      -     --------    ----------
I.                                                                                1     $211,359    $        0
    Investment company equity securities____________________________________      -     --------    ----------
J.                                                                                      $           $
    All other equity securities_____________________________________________      -     --------    ----------
K.                                                                                      $           $
    Other securities________________________________________________________      -     --------    ----------
L.                                                                                1     $211,359    $        0
    Total assets of all series of registrant________________________________      -     --------    ----------

128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
          other than the issuer? (Y/N) __                                   ___
                                                                            Y/N
          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the and of the current period? (Y/N) Y/N (If answer is "N" (No), go to
          item 131.]__                                                       __
                                                                            Y/N

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
          derived from insurance or guarantees? (Y/N) __                     __
                                                                            Y/N

131. [/]  Total expenses incurred by all series of Registrant during the    $0
          current reporting period ($000's omitted) __                      ----

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

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

For period ending   12/31/13
                    ---------                          If filing more than one
File number 811-    21095
                    ---------                          Page 47, "X" box:  [  ]


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This report is signed on behalf of the depositor in the City of Cincinnati and
State of Ohio on the 10/th/ of February, 2014.

Annuity Investors Life Insurance Company
(Depositor)

By:     /s/ Christopher P. Miliano            /s/ John P. Gruber
        --------------------------- Witness:  ----------------------
Name:   Christopher P. Miliano      Name:     John P. Gruber
Title:  Treasurer                   Title:    Senior Vice President

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